UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2008

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     August 21, 2008


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     70

Form13F Information Table Value Total:     1288556


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Anheuser Busch July 60 Call OPTION              035229903     2559     8254     X    SOLE                     8254
Comcast K August 17.5 Call  OPTION              20030N901     1439     8465     X    SOLE                     8465
DRS July 80 Call            OPTION              23330X900       58     2897     X    SOLE                     2897
Navteq July 70 Call         OPTION              63936L900       81      109     X    SOLE                      109
IGT Oct 35 Put              OPTION              459902952       49       50     X    SOLE                       50
Anadarko Petroleum Corp.    COMMON              032511107      397     5300     X    SOLE                     5300
Allied Defense Group        COMMON              019118108      146    26175     X    SOLE                    26175
Anheuser-Busch              COMMON              035229103   159684  2570574     X    SOLE                  2570574
Arthrocare Corp             COMMON              043136100     3084    75571     X    SOLE                    75571
Anheuser Busch July 60 Call OPTION              035229953       51      164     X    SOLE                      164
Choicepoint                 COMMON              170388102    89691  1860812     X    SOLE                  1860812
US Oil Fund July 96 Put     OPTION              91232N958        1       25     X    SOLE                       25
US Oil Fund July 102 Put    OPTION              91232N958        9      100     X    SOLE                      100
US Oil Fund July 80 Put     OPTION              91232N958        1      100     X    SOLE                      100
Millicom Intl Cellular ADR  COMMON              L6388F110      259     2500     X    SOLE                     2500
National Coal Corp          COMMON              632381208      222    25000     X    SOLE                    25000
Pennsylvania REIT Jul 20 PutOPTION              709102957        1       70     X    SOLE                       70
Powershares QQQ Sept 47 Put OPTION              73935A954       63      200     X    SOLE                      200
Transocean Inc              COMMON              G90073100      571     3750     X    SOLE                     3750
SBA Communications          COMMON              78388J106      486    13500     X    SOLE                    13500
Sandridge Energy            COMMON              80007P307      355     5500     X    SOLE                     5500
Market Vectors Steel ETF    COMMON              57060U308       53      500     X    SOLE                      500
Wells Fargo January 20 Put  OPTION              949746951       24      125     X    SOLE                      125
Williams Companies Inc      COMMON              969457100      762    18900     X    SOLE                    18900
Wrigley Co.                 COMMON              982526105    67104   862739     X    SOLE                   862739
Clear Channel CommunicationsCOMMON              184502102   190536  5412964     X    SOLE                  5412964
Commercial Metals Co.       COMMON              201723103      377    10000     X    SOLE                    10000
Central European Media Ent. COMMON              G20045202      498     5500     X    SOLE                     5500
Compton Petroleum Corp      COMMON              204940100     2379   187338     X    SOLE                   187338
Corn Products Intl Inc      COMMON              219023108    52607  1071206     X    SOLE                  1071206
Countrywide Financial       COMMON              222372104    18305  4307078     X    SOLE                  4307078
Cypress Semiconductor Corp. COMMON              232806109    27350  1105042     X    SOLE                  1105042
Electronic Data Systems CorpCOMMON              285661104   137266  5570859     X    SOLE                  5570859
EMC Corp                    COMMON              268648102     5857   398740     X    SOLE                   398740
General Finance Corp        COMMON              369822101     2643   480482     X    SOLE                   480482
Golden Pond Healthcare      COMMON              38116J109     3943   536422     X    SOLE                   536422
Harris Corp                 COMMON              413875105    30000   594174     X    SOLE                   594174
Hicks Acquisition CO I INC  COMMON              429086309     5885   633485     X    SOLE                   633485
Huntsman Corp               COMMON              447011107    12148  1065579     X    SOLE                  1065579
Ishares Oil & Gas Expl ETF  COMMON              464288851       22      250     X    SOLE                      250
Liberty Acquisition HoldingsCOMMON              53015Y107    17461  1885607     X    SOLE                  1885607
Liberty Media Corp Series A COMMON              53071M500    14286   589595     X    SOLE                   589595
Navteq Corp                 COMMON              63936L100   245347  3186325     X    SOLE                  3186325
Northwestern Corp.          COMMON              668074305    10178   369107     X    SOLE                   369107
NRDC Acquisition Corp       COMMON              62941R102     7289   781239     X    SOLE                   781239
SP Acquisition Holdings Inc COMMON              78470A104     5824   626235     X    SOLE                   626235
GHL Acquisition Corp        COMMON              36172H108     4884   525149     X    SOLE                   525149
Heckmann Corp               COMMON              422680108     2672   298214     X    SOLE                   298214
Overture Acquisition Corp   COMMON              G6830P209     2149   222704     X    SOLE                   222704
Tremisis Energy Acq. Corp   COMMON              89472N101     3521   470157     X    SOLE                   470157
Sports Properties Acq       COMMON              84920F107     9586  1025268     X    SOLE                  1025268
Sunpower Corp               COMMON              867652109    10625   147608     X    SOLE                   147608
Trian Acquisition           COMMON              89582E108    20975  2277421     X    SOLE                  2277421
W-H Energy Services Inc.    COMMON              92925E108    76832   802512     X    SOLE                   802512
Winthrop Realty Trust       COMMON              976391102      351    97526     X    SOLE                    97526
WR Grace & Co.              COMMON              38388F108    25572  1088630     X    SOLE                  1088630
Lincoln National July 45 PutOPTION              534187959       98      593     X    SOLE                      593
Nationwide Financial ServiceOPTION              638612951       55     1100     X    SOLE                     1100
Boise Inc                   WARRANT             09746Y113      213   759597     X    SOLE                   759597
Churchill Ventures Ltd      COMMON              17157P109     3047   388137
Churchill Ventures Ltd      WARRANT             17157P117       91   413042     X    SOLE                   413042
Golden Pond Healthcare Inc  WARRANT             38116J117      331   551127     X    SOLE                   551127
Hicks Acquisition CO I INC  WARRANT             429086127      329   633485     X    SOLE                   633485
Liberty Acquisition HoldingsWARRANT             53015Y115     3952  2622362     X    SOLE                  2622362
SP Acquisition Holdings Inc WARRANT             78470A112     1087  1723670     X    SOLE                  1723670
GHL Acquisition Corp        WARRANT             36172H116     1318  2202269     X    SOLE                  2202269
Tremisis Energy Acq. Corp   WARRANT             89472N119      912  1688438     X    SOLE                  1688438
Sports Properties Acq       WARRANT             84920F115      616  1120189     X    SOLE                  1120189
Transforma Aquisition Group WARRANT             89366E118       26    85406     X    SOLE                    85406
Trian Acquisition I Corp    WARRANT             89582E116     1963  2454267     X    SOLE                  2454267